PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property And Equipment, Net
	Computers and computers equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2022	3,283	351	1,284	4,918
Aspire business combination	1,085	243	279	1,607
Foreign operations financial statements translation adjustments	(21)	17	33	29
Disposals	(144)	(8)	(306)	(458)
Additions during the year	479	341	545	1,365
	4,682	944	1,835	7,461

Accumulated depreciation:
Balance as of January 1, 2022	2,568	44	154	2,766
Foreign operations financial statements translation adjustments	(74)	3	31	(40)
Disposals	(141)	(6)	(198)	(345)
Additions during the year	901	50	137	1,088
	3,254	91	124	3,469
Net Book Value:
As of December 31, 2022	1,428	853	1,711	3,992
As of December 31, 2021	715	314	1,130	2,159